Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Westwood Capital Appreciation and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD CAPITAL APPRECIATION AND INCOME FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 14, 2024

WESTWOOD CAPITAL APPRECIATION AND INCOME FUND

TICKER SYMBOL: WWTAX

A CLASS SHARES

A Series of Ultimus Managers Trust

Supplement to the Prospectus

dated February 28, 2024

This supplement updates certain information in the Prospectus for the A Class Shares of the Westwood Capital Appreciation and Income Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Fund’s website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus for the Fund.

Under the heading entitled “Average Annual Total Returns for Periods Ended December 31, 2022”, beginning on page 23 of the Prospectus, the header is replaced entirely with “Average Annual Total Returns for Periods Ended December 31, 2023” and the following replaces the first paragraph, in its entirety:

This table compares the Fund’s A Class Shares’ average annual total returns (after applicable sales charges) for the periods ended December 31, 2023 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

Under the Section entitled “Investment Adviser”, the following replaces, in its entirety, the table on page 67 of the Prospectus:

Westwood Quality Value Fund	0.55%[1]
Westwood Quality SmallCap Fund	0.79%
Westwood Income Opportunity Fund	0.74%
[1]	Prior to November 30, 2022, the Expense Cap for the Value Fund was 0.65%.

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.